SUPPLEMENT TO THE PROSPECTUSES, SUMMARY PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION
OF
ALLSPRING MULTI-ASSET FUNDS
For the Allspring Asset Allocation Fund
Allspring Diversified Income Builder Fund
Allspring Growth Balanced Fund
Allspring Index Asset Allocation Fund
Allspring Moderate Balanced Fund
Allspring Real Return Fund
Allspring Spectrum Aggressive Growth Fund
Allspring Spectrum Conservative Growth Fund
Allspring Spectrum Growth Fund
Allspring Spectrum Income Allocation Fund
Allspring Spectrum Moderate Growth Fund
(each a “Fund”, together the “Funds”)

Kandarp R. Acharya, CFA, FRM has announced his intention to retire from Allspring Global Investments, LLC on February 15, 2024. He will continue to serve as portfolio manager of the Funds until February 15, 2024. After that date, all references to Kandarp R. Acharya, CFA, FRM in the Funds’ prospectuses and statement of additional information are hereby removed.

Effective immediately, David Kowalske, Jr., is added as a portfolio manager for the following Funds: Asset Allocation Fund, Index Asset Allocation Fund, Spectrum Income Allocation Fund, Spectrum Conservative Growth Fund, Spectrum Moderate Growth Fund, Spectrum Growth Fund, Spectrum Aggressive Growth Fund and Diversified Income Builder Fund.

I. Prospectus In the section entitled “Fund Summary – Fund Management” for these Funds, the Fund Management tables are replaced with the following:

Fund	Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Asset Allocation Fund	Allspring Funds Management, LLC	Allspring Global Investments, LLC

Kandarp R. Acharya, CFA, FRM, Portfolio Manager / 2018[1]
Petros N. Bocray, CFA, FRM, Portfolio Manager / 2018
Travis L. Keshemberg, CFA, CIPM, FRM, Portfolio Manager / 2022
David Kowalske, Jr., Portfolio Manager / 2024

Index Asset Allocation Fund	Allspring Funds Management, LLC	Allspring Global Investments, LLC

Kandarp R. Acharya, CFA, FRM, Portfolio Manager /2013[1]
Manjunath Boraiah, Portfolio Manager / 2022
Petros N. Bocray, CFA, FRM, Portfolio Manager / 2016
John R. Campbell, CFA, Portfolio Manager / 2022
Travis L. Keshemberg, CFA, CIPM, FRM, Portfolio Manager / 2022
David Kowalske, Jr., Portfolio Manager / 2024
David Neal, CFA, Portfolio Manager / 2022
Nick Toporkov, Ph.D., CFA, Portfolio Manager / 2022
Robert M. Wicentowski, CFA, Portfolio Manager / 2022
Limin Xiao, Ph.D., CFA, Portfolio Manager / 2022

Fund	Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Spectrum Income Allocation Fund	Allspring Funds Management, LLC	Allspring Global Investments, LLC

Kandarp R. Acharya, CFA, FRM, Portfolio Manager /2013[1]
Petros N. Bocray, CFA, FRM, Portfolio Manager / 2022
Travis L. Keshemberg, CFA, CIPM, FRM, Portfolio Manager / 2018
David Kowalske, Jr., Portfolio Manager / 2024

Spectrum Conservative Growth Fund	Allspring Funds Management, LLC	Allspring Global Investments, LLC

Kandarp R. Acharya, CFA, FRM, Portfolio Manager /2013[1]
Petros N. Bocray, CFA, FRM, Portfolio Manager / 2022
Travis L. Keshemberg, CFA, CIPM, FRM, Portfolio Manager / 2018
David Kowalske, Jr., Portfolio Manager / 2024

Spectrum Moderate Growth Fund	Allspring Funds Management, LLC	Allspring Global Investments, LLC

Kandarp R. Acharya, CFA, FRM, Portfolio Manager /2013[1]
Petros N. Bocray, CFA, FRM, Portfolio Manager / 2022
Travis L. Keshemberg, CFA, CIPM, FRM, Portfolio Manager / 2018
David Kowalske, Jr., Portfolio Manager / 2024

Spectrum Growth Fund	Allspring Funds Management, LLC	Allspring Global Investments, LLC

Kandarp R. Acharya, CFA, FRM, Portfolio Manager /2013[1]
Petros N. Bocray, CFA, FRM, Portfolio Manager / 2022
Travis L. Keshemberg, CFA, CIPM, FRM, Portfolio Manager / 2018
David Kowalske, Jr., Portfolio Manager / 2024

Spectrum Aggressive Growth Fund	Allspring Funds Management, LLC	Allspring Global Investments, LLC

Kandarp R. Acharya, CFA, FRM, Portfolio Manager /2013[1]
Petros N. Bocray, CFA, FRM, Portfolio Manager / 2022
Travis L. Keshemberg, CFA, CIPM, FRM, Portfolio Manager / 2018
David Kowalske, Jr., Portfolio Manager / 2024

Diversified Income Builder Fund	Allspring Funds Management, LLC	Allspring Global Investments, LLC	Kandarp R. Acharya, CFA, FRM, Portfolio Manager /2018[1] Petros N. Bocray, CFA, FRM, Portfolio Manager /2021 David Kowalske, Jr., Portfolio Manager / 2024
1.	Kandarp R. Acharya, CFA, FRM has announced his intention to retire from Allspring Global Investments, LLC on February 15, 2024. He will continue to serve as a portfolio manager of the Fund through that date. After February 15, 2024, all references to Kandarp R. Acharya, CFA, FRM in the Fund’s Prospectuses and Statement of Additional Information are hereby removed.

In the section entitled “Management of the Funds - The Sub-Adviser and Portfolio Managers”, the tables for these Funds, are amended to include the following:

David Kowalske, Jr.

Mr. Kowalske joined Allspring Investments or one of its predecessor firms in 2024, where he currently serves as a Portfolio Manager for the Systematic Edge Multi-Asset Solutions team. Prior to joining Allspring Investments, Mr. Kowalske worked as an Investment Analyst at Fidelity Investments’ Global Asset Allocation Division.

II. Statement of Additional Information In the sections entitled “Manager and Other Service Providers - Portfolio Managers”, the Management of Other Accounts and Beneficial Ownership tables are amended to add the following information for these Funds:

Fund	Sub-Adviser	Portfolio Managers
Asset Allocation Fund	Allspring Investments	Kandarp R. Acharya, CFA, FRM[1] Petros N. Bocray, CFA, FRM Travis L. Keshemberg, CFA, CIPM, FRM David Kowalske, Jr.
Index Asset Allocation Fund	Allspring Investments

Kandarp R. Acharya, CFA, FRM[1]
Petros N. Bocray, CFA, FRM
Manjunath Boraiah
John R. Campbell, CFA
Travis L. Keshemberg, CFA, CIPM, FRM
David Kowalske, Jr.
David Neal, CFA
Nick Toporkov, Ph.D., CFA
Robert M. Wicentowski, CFA
Limin Xiao, Ph.D., CFA

Spectrum Income Allocation Fund	Allspring Investments	Kandarp R. Acharya, CFA, FRM[1] Petros Bocray, CFA Travis L. Keshemberg, CFA, CIPM, FRM David Kowalske, Jr.
Spectrum Conservative Growth Fund	Allspring Investments	Kandarp R. Acharya, CFA, FRM[1] Petros Bocray, CFA Travis L. Keshemberg, CFA, CIPM, FRM David Kowalske, Jr.
Spectrum Moderate Growth Fund	Allspring Investments	Kandarp R. Acharya, CFA, FRM[1] Petros Bocray, CFA Travis L. Keshemberg, CFA, CIPM, FRM David Kowalske, Jr.
Spectrum Growth Fund	Allspring Investments	Kandarp R. Acharya, CFA, FRM[1] Petros Bocray, CFA Travis L. Keshemberg, CFA, CIPM, FRM David Kowalske, Jr.
Spectrum Aggressive Growth Fund	Allspring Investments	Kandarp R. Acharya, CFA, FRM[1] Petros Bocray, CFA Travis L. Keshemberg, CFA, CIPM, FRM David Kowalske, Jr.
Diversified Income Builder Fund	Allspring Investments	Kandarp R. Acharya, CFA, FRM[1] Petros N. Bocray, CFA, FRM David Kowalske, Jr.
1.	Kandarp R. Acharya, CFA, FRM has announced his intention to retire from Allspring Global Investments, LLC on February 15, 2024. He will continue to serve as a portfolio manager of the Fund through that date. After February 15, 2024, all references to Kandarp R. Acharya, CFA, FRM in the Fund’s Prospectuses and Statement of Additional Information are hereby removed.

Management of Other Accounts. The following table(s) provide information relating to accounts managed by the Portfolio Manager(s). The table(s) do not include any personal brokerage accounts of the Portfolio Manager(s) and their families, but do include the Funds within the totals for “Registered Investment Companies”.

David Kowalske, Jr.	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0

Total Assets Managed	$0
Number of Accounts Subject to Performance Fee	0
Assets of Accounts Subject to Performance Fee	$0

Beneficial Ownership in the Funds. The following table shows for each Portfolio Manager the dollar value of Fund equity securities beneficially owned by the Portfolio Manager, stated as one of the following ranges:

$0;
$1 - $10,000;
$10,001 - $50,000;
$50,001 - $100,000;
$100,001 - $500,000;
$500,001 - $1,000,000; and
over $1,000,000.

Portfolio Manager Fund Holdings
Portfolio Manager	Fund	Dollar Range of Holdings in Fund
Allspring Investments[1]
David Kowalske, Jr.

Asset Allocation Fund
Index Asset Allocation Fund
Spectrum Income Allocation Fund
Spectrum Conservative Growth Fund
Spectrum Moderate Growth Fund
Spectrum Growth Fund
Spectrum Aggressive Growth Fund
Diversified Income Builder Fund

$0 $1-$10,000 $0 $0 $0 $0 $0 $0
1.	Amounts included in the table above may include notional investments held by the portfolio manager through a deferred compensation vehicle.

January 16, 2024	SUP4312 01-24